Commitments and contingencies - Schedule of Minimum Guarantees Relating to Service, Majority Relate to Minimum Royalty Payments Associated with License Agreements for the use of Licensed Content (Details) - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Minimum Royalty Payments Associated With License Agreements [Line Items]
Minimum royalty payments associated with license agreements	€ 1,409	€ 3,279	€ 3,576
Not later than one year
Disclosure Of Minimum Royalty Payments Associated With License Agreements [Line Items]
Minimum royalty payments associated with license agreements	1,111	788	317
Later than one year but not more than 5 years
Disclosure Of Minimum Royalty Payments Associated With License Agreements [Line Items]
Minimum royalty payments associated with license agreements	€ 298	€ 2,491	€ 3,259